Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	34,525.00
Total Fee Amount	103,575.00
Total Offset Amount	0.00
Net Fee	$ 69,050.00